6. EQUIPMENT (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
PropertyPlant and Equipment
Cost	$ 1,681,056	$ 1,694,187
Accumulated Depreciation	1,017,790	939,341
Net Book Value	663,266	754,846
OfficeEquipmentMember
PropertyPlant and Equipment
Cost	125,407	125,486
Accumulated Depreciation	88,015	83,346
Net Book Value	37,392	42,140
ComputerEquipmentMember
PropertyPlant and Equipment
Cost	580,324	577,249
Accumulated Depreciation	360,956	322,882
Net Book Value	219,368	254,367
FieldEquipmentMember
PropertyPlant and Equipment
Cost	553,728	568,984
Accumulated Depreciation	272,207	246,363
Net Book Value	281,521	322,621
BuildingMember
PropertyPlant and Equipment
Cost	421,597	422,468
Accumulated Depreciation	296,612	286,750
Net Book Value	$ 124,985	$ 135,718